Share Purchase Warrants and Stock Options	12 Months Ended
Dec. 31, 2024
Share Purchase Warrants and Stock Options [Abstract]
Share Purchase Warrants and Stock Options

13. Share Purchase Warrants and Stock Options

In connection with the issuance of new convertible debentures during December 2023 and January 2024, the associated warrants qualified for liability classification. The fair value of these warrants was $80,520 and $833,615 as of December 31, 2024 and 2023, respectively. This amount is included in warrant liabilities on the consolidated balance sheet. The weighted-average remaining life on the share purchase warrants as of December 31, 2024 was 3.89 years. The weighted-average remaining life on the stock options as of December 31, 2024 was 3.76 years. With the exception of those issued during February 2021 and June 2021, the stock options outstanding at December 31, 2024 were subject to vesting terms.

During June 2024, current employees of the Company with outstanding underwater stock options were given the option of returning the existing options in exchange for new options with an exercise price based on the closing price on the date of the election. The exchanged options were considered canceled. The effective date of the election was June 21, 2024.

The following table summarizes the activity of share purchase warrants for the period of January 1, 2023 through December 31, 2024:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	52,400	$27.50	$-
Granted	103,905	20	805,185
Exercised	-	-	-
Expired/forfeited	-	-	-
Balance at December 31, 2023	156,305	23.00	738,889
Granted	77,917	9.21	-
Exercised	-	-	-
Expired/forfeited	(67,778)	0.250	-
Outstanding at December 31, 2024	166,444	$25.81	$-
Exercisable at December 31, 2024	166,444	$25.81	$-

As of December 31, 2024, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
800	62.50	12/14/2021	12/14/2024	-
1,600	62.50	12/14/2021	12/14/2024	-
50,000	25.00	11/18/2022	11/18/2027	2.88
28,000	37.50	9/25/2023	9/25/2028	3.74
18,000	37.50	9/25/2023	9/25/2028	3.74
2,800	37.50	9/25/2023	9/25/2028	3.74
3,416	37.50	9/25/2023	9/25/2028	3.74
4,267	31.25	12/7/2023	12/7/2028	3.94
563	31.25	12/7/2023	12/7/2028	3.94
2,133	31.25	12/11/2023	12/11/2028	3.95
282	31.25	12/11/2023	12/11/2028	3.95
3,360	31.25	1/11/2024	1/11/2029	4.03
443	31.25	1/11/2024	1/11/2029	4.03
10,800	13.90	5/9/2024	5/9/2029	4.36
22,000	10.00	5/16/2024	5/16/2029	4.38
16,240	12.50	5/23/2024	5/23/2029	4.39
1,740	11.28	6/19/2024	6/19/2029	4.47
166,444

The following table summarizes the activity of stock options for the period of January 1, 2023 through December 31, 2024:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	48,137	$65.00	$89,238
Issued	62,869	27.50	-
Exercised	-	-	-
Canceled/expired/forfeited	(4,948)	30.00	-
Balance at December 31, 2023	106,058	45.00	-
Issued	99,334	11.39	-
Exercised	-	-	-
Canceled/expired/forfeited	(79,835)	37.00	-
Outstanding at December 31, 2024	125,557	$23.77	$-
Exercisable at December 31, 2024	98,640	$27.10	$-

As of December 31, 2024, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
3,845	145.00	2/23/2021	2/23/2026	1.15
13,543	63.63	8/18/2021	8/18/2026	1.63
741	134.95	11/3/2021	11/3/2026	1.84
481	46.83	3/21/2022	3/21/2027	2.22
381	26.25	5/16/2022	5/16/2027	2.37
480	21.88	9/28/2022	9/28/2027	2.74
2,400	75.00	2/8/2023	2/8/2026	1.11
261	28.75	2/27/2023	2/27/2028	3.16
1,513	27.50	5/30/2023	5/30/2028	3.41
1,064	31.23	7/18/2023	7/18/2028	3.55
1,515	18.55	10/24/2023	10/24/2028	3.82
89,223	11.28	6/21/2024	6/21/2029	4.47
4,694	12.25	9/30/2024	9/30/2029	4.75
5,416	9.28	12/31/2024	12/31/2029	5.00
125,557

The remaining stock-based compensation expense on unvested stock options was $34,123 as of December 31, 2024.